Income taxes benefit (expense) - Composition Of Recognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	$ 115,261	$ 115,883
Netting of asset and liability tax position	(33,707)	(73,547)
Deferred tax assets	81,554	42,336
Deferred tax liabilities, gross	34,337	76,882
Deferred tax liabilities	630	3,335
Right-of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	31,361	30,068
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	27,209	17,400
Deferred tax liabilities, gross	1,491	4,360
Provisions for residual value risks
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	17,295	0
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	12,584	10,732
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,759	22,560
Deferred tax liabilities, gross	5,374	13,008
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	8,340	30,131
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	6,309	612
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	1,404	4,380
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	0	6,259
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	27,024	29,430
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	$ 448	$ 23,825